Transactions with Related Parties, Castor Ships (Details)	6 Months Ended	8 Months Ended	12 Months Ended			22 Months Ended
	Dec. 31, 2022 USD ($) Company $ / d	Aug. 31, 2020 $ / d	Dec. 31, 2022 USD ($) Company	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / d
Amended and Restated Master Management Agreement [Abstract]
Number of third-party ship management companies | Company	2		2
Due from related party - non-current	$ 5,222,572		$ 5,222,572	$ 810,437
Due from related party - current	2,995,682		2,995,682	0
Due to related party - current	0		0	4,507,569
Castor Ships [Member]
Amended and Restated Master Management Agreement [Abstract]
Sale and purchase commission			874,500	3,406,400	$ 138,600
Due from related party - non-current	5,222,572		5,222,572	0
Due from related party - current	330,706		330,706	0
Due to related party - current	0		0	597,684
Castor Ships [Member] | Gain on Sale of Vessel [Member]
Amended and Restated Master Management Agreement [Abstract]
Sale and purchase commission			131,500	0	$ 0
Castor Ships [Member] | Vessels, Net [Member]
Amended and Restated Master Management Agreement [Abstract]
Sale and purchase commission			$ 743,000
Castor Ships [Member] | Castor Ship Management Agreements [Member]
Amended and Restated Master Management Agreement [Abstract]
Quarterly management fee						$ 300,000
Daily fee for services | $ / d						250
Commission rate on charter agreements						1.25%
Commission rate on each vessel sale and purchase transaction						1.00%
Due to related party - current				597,684
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Amended and Restated Master Management Agreement [Abstract]
Quarterly management fee	$ 750,000
Commission rate on charter agreements	1.25%
Commission rate on each vessel sale and purchase transaction	1.00%
Recovery fee multiplier	2
Term of agreement			8 years
Renewal term of agreement			8 years
Termination fee multiplier	7
Funding period for advance to cover vessel daily operating costs			1 month
Due to related party - current	$ 937,137		$ 937,137
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Containership and Dry Bulk Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services | $ / d	925
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Tanker Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services | $ / d	975
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services | $ / d	325
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Due from Related Parties, Current [Member]
Amended and Restated Master Management Agreement [Abstract]
Working capital guarantee deposits	$ 1,210,437		1,210,437
Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Amended and Restated Master Management Agreement [Abstract]
Due from related party - non-current	5,222,572		5,222,572
Castor Ships [Member] | Operating Expenses Payments [Member]
Amended and Restated Master Management Agreement [Abstract]
Due from related party - current	57,406		57,406
Pavimar [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services | $ / d		500
Due from related party - non-current	0		0	810,437
Due from related party - current	2,664,976		2,664,976	0
Due to related party - current	$ 0		$ 0	$ 3,909,885
Pavimar [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services | $ / d	600